Other accounts receivable and other assets, net, and other accounts payable, provisions and other liabilities - Summary of future effect of current cash flow hedges (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about hedges [line items]
Consolidated statement of income – (Expense) income	S/ (31,933)	S/ (9,262)
Not later than one year [member]
Disclosure of detailed information about hedges [line items]
Consolidated statement of income – (Expense) income	(2,139)	429
Later than one year and not later than three years [member]
Disclosure of detailed information about hedges [line items]
Consolidated statement of income – (Expense) income	(13,717)	(731)
Later than three years [member]
Disclosure of detailed information about hedges [line items]
Consolidated statement of income – (Expense) income	S/ (16,077)	S/ (8,960)